Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,596	$ 22,081
Restricted cash (note 6)	1,974	2,100
Accounts receivable, net of allowance for doubtful accounts of $102 (2017 - $125)	7,723	6,383
Inventories (note 7)	4,158	4,611
Prepaid expenses and other assets	841	961
Assets, Current	30,292	36,136
Property and equipment (note 8)	512	416
Intangible assets (note 9)	26,469	27,806
Long-term inventories (note 7)	1,663	1,816
Goodwill	318	318
Deferred income tax assets (note 16)	383	320
Assets	59,637	66,812
Current liabilities:
Accounts payable and accrued liabilities (note 10)	9,403	7,701
Current portion of deferred revenue (note 2(l))	0	207
Liabilities, Current	9,403	7,908
Long-term debt, net of unamortized debt issuance costs (note 11)	41,517	40,000
Deferred revenue	1,252	2,502
Other long-term liabilities	555	212
Liabilities	52,727	50,622
Stockholders' equity:
Common stock Authorized - unlimited number without par value Issued and outstanding – 36,233,162 (2017 – 34,637,312) (note 12(b))	359,295	353,483
Additional paid-in capital	40,456	38,443
Deficit	(409,744)	(392,865)
Accumulated other comprehensive income	16,903	17,129
Stockholders' Equity	6,910	16,190
Liabilities and Equity	59,637	66,812
Commitments and contingencies (notes 15 and 18)
Subsequent events (notes 12(b) and 20)